Administrative Expense	12 Months Ended
Dec. 31, 2023
Administrative Expense [Abstract]
ADMINISTRATIVE EXPENSE
13.	ADMINISTRATIVE EXPENSE

	Year ended December 31,
	2023	2022	2021
Labor	146,138	53,550,086	3,155,246
Audit fee	298,516	247,782	200,000
Professional and other service fee	480,646	969,072	2,666,804
Depreciation and amortization charges	286,334	299,547	21,603
Decoration	3,686	133,502	155,665
Rental	81,304	4,661	65,724
Travelling and entertainment	74,861	89,272	203,634
Others	705,391	749,819	389,534
	2,076,876	56,043,741	6,858,210